Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory

	December 31, 2021	December 31, 2020
Provision for legal matters (note 34(a))	$11,647	$13,241
Lease liabilities (note 18(b))	26,943	9,949
Cash-settled share-based payments (note 19(c))	1,362	3,992
Other liabilities	10,562	5,587
	$50,514	$32,769